Debt (Schedule of Maturities of Long-term Debt including Capital Lease Obligation) (Details) (USD $) In Millions, unless otherwise specified	Sep. 26, 2014
Debt Disclosure [Abstract]
Fiscal 2015	$ 21.2
Fiscal 2016	24.3
Fiscal 2017	171.3
Fiscal 2018	321.3
Fiscal 2019	$ 21.5